Transactions with Related Parties - Unaudited Condensed Consolidated Balance Sheets (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Assets:
Advances for vessels under construction - related party	$ 0	$ 18,172
Total assets	0	18,172
Liabilities:
Due to related parties	13,767	22,154
Deferred revenue - current (e)	8,978	10,867
Advances for vessels under construction - related party (f)
Assets:
Advances for vessels under construction - related party	0	18,172
Manager - payments on behalf of the Partnership (a)
Liabilities:
Due to related parties	12,871	21,264
Management fee payable to CSM (b)
Liabilities:
Due to related parties	896	890
Capital Maritime And Trading Corp
Liabilities:
Deferred revenue - current (e)	1,437	4,253
Total liabilities	$ 15,204	$ 26,407